Goodwill and Other Intangible Assets - Narrative (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Goodwill expected to be tax deductible	$ 1.5	$ 1.5
Total amortization expense for other intangible assets	$ 3.4	$ 4.0	$ 2.2